CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,426,715	$ 1,008,492	¥ 22,421,189
Restricted cash	59,617,256	9,355,248	52,422,447
Receivables from online payment platforms	673,737	105,724	729,548
Short-term investments	86,516,618	13,576,345	64,551,094
Amounts due from related parties	4,250,155	666,942	4,240,069
Prepayments and other current assets	3,424,687	537,408	5,159,531
Total current assets	160,909,168	25,250,159	149,523,878
Non-current assets
Property, equipment and software, net	2,203,323	345,749	202,853
Intangible assets	701,220	110,037	1,276,751
Right-of-use assets	938,537	147,277	629,827
Deferred tax assets	31,504	4,944
Other non-current assets	16,425,966	2,577,593	7,275,305
Total non-current assets	20,300,550	3,185,600	9,384,736
Total Assets	181,209,718	28,435,759	158,908,614
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB3,385,863 and RMB1,962,029 (US$307,885) as of December 31, 2020 and 2021, respectively)	1,963,007	308,039	3,385,863
Customer advances and deferred revenues (including customer advances and deferred revenues of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB2,422,907 and RMB1,158,738 (US$181,831) as of December 31, 2020 and 2021, respectively)	1,166,764	183,091	2,423,190
Payable to merchants (including payable to merchants of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB53,417,259 and RMB61,947,517 (US$9,720,917) as of December 31, 2020 and 2021, respectively)	62,509,714	9,809,138	53,833,981
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB6,999,827 and RMB9,360,166 (US$1,468,814) as of December 31, 2020 and 2021, respectively)	14,085,513	2,210,324	11,193,372
Merchant deposits (including merchant deposits of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB10,926,319 and RMB13,360,409 (US$2,096,540) as of December 31, 2020 and 2021, respectively)	13,577,552	2,130,614	10,926,319
Short-term borrowings (including short-term borrowings of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB1,866,316 and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively)			1,866,316
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB134,131 and RMB138,667 (US$21,760) as of December 31, 2020 and 2021, respectively)	427,164	67,031	253,036
Total current liabilities	93,729,714	14,708,237	83,882,077
Non-current liabilities
Convertible bonds	11,788,907	1,849,937	14,432,792
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB366,834 and RMB305,068 (US$47,872) as of December 31, 2020 and 2021, respectively)	544,263	85,407	414,939
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB nil and RMB19,217 (US$3,016) as of December 31, 2020 and 2021, respectively)	31,291	4,910
Other non-current liabilities	996	156	2,918
Total non-current liabilities	12,365,457	1,940,410	14,850,649
Total liabilities	106,095,171	16,648,647	98,732,726
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	95,340,819	14,961,055	86,698,660
Accumulated other comprehensive loss	(2,519,900)	(395,427)	(1,047,728)
Accumulated deficits	(17,706,533)	(2,778,541)	(25,475,203)
Total shareholders' equity	75,114,547	11,787,112	60,175,888
Total liabilities and shareholders' equity	181,209,718	28,435,759	158,908,614
Class A ordinary shares
Shareholders' equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized, 3,545,065,888 and 5,057,542,676 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	¥ 161	$ 25	115
Class B ordinary shares
Shareholders' equity
Class B ordinary shares (US$0.000005 par value; 2,200,000,000 shares authorized, 1,409,744,080 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)			¥ 44